Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Cash and equivalents	$ 4,159	$ 3,278
Restricted cash	30	323
Marketable securities and short-term investments	1,170	2,108
Receivables, net	6,551	6,820
Contract assets	990	985
Inventories, net	4,880	4,469
Prepaid expenses	206	201
Other current assets	573	760
Current assets held for sale and in discontinued operations	136	282
Total current assets	18,695	19,226
Restricted cash, non-current	300	300
Property, plant and equipment, net	4,045	4,174
Operating lease right-of-use assets	895	969
Investments in equity-accounted companies	1,670	1,784
Prepaid pension and other employee benefits	892	360
Intangible assets, net	1,561	2,078
Goodwill	10,482	10,850
Deferred taxes	1,177	843
Other non-current assets	543	504
Total assets	40,260	41,088
Accounts payable, trade	4,921	4,571
Contract liabilities	1,894	1,903
Short-term debt and current maturities of long-term debt	1,384	1,293
Current operating leases	230	270
Provisions for warranties	1,005	1,035
Other provisions	1,386	1,519
Other current liabilities	4,367	4,181
Current liabilities held for sale and in discontinued operations	381	644
Total current liabilities	15,568	15,416
Long-term debt	4,177	4,828
Non-current operating leases	689	731
Pension and other employee benefits	1,025	1,231
Deferred taxes	685	661
Other non-current liabilities	2,116	2,025
Non-current liabilities held for sale and in discontinued operations	43	197
Total liabilities	24,303	25,089
Commitments and contingencies
Stockholders' equity:
Common stock, CHF 0.12 par value (2,053 million and 2,168 million shares issued at December 31, 2021 and 2020, respectively)	178	188
Additional paid-in capital	22	83
Retained earnings	22,477	22,946
Accumulated other comprehensive loss	(4,088)	(4,002)
Treasury stock, at cost (95 million and 137 million shares at December 31, 2021 and 2020, respectively)	(3,010)	(3,530)
Total ABB stockholders' equity	15,579	15,685
Noncontrolling interests	378	314
Total stockholders' equity	15,957	15,999
Total liabilities and stockholders' equity	$ 40,260	$ 41,088